EMPLOYEE BENEFITS (Details) - Schedule of Employee Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	$ 650	$ 593	$ 644
- defined benefit post-retirement medical expenses	7	7	8
Retrenchment costs	6	16	2
Share-based payment expense (note 9)	18	22	16
Included in cost of sales, other expenses and corporate administration, marketing and related expenses of continuing and discontinued operations	716	682	717
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of net defined benefit liability (asset) [line items]
- current medical expenses	17	25	23
- defined benefit post-retirement medical expenses	5	6	7
Pension
Disclosure of net defined benefit liability (asset) [line items]
- defined contribution	$ 20	$ 20	$ 25